Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Payables
Suppliers	€ 423,096	€ 461,073
VAT payable	8,827	10,048
Taxation authorities, withholdings payable	24,084	23,700
Social security payable	11,741	11,422
Other public entities	97,068	97,724
Other payables	141,720	142,894
Current income tax liabilities	6,709	7,957
Total trade and other payables	€ 571,525	€ 611,924